Comprehensive Income	3 Months Ended
Mar. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income
Note 8 - Comprehensive Income

    Accumulated other comprehensive income as of March 31, 2011 and December 31, 2010 was comprised of gains and losses on derivative instruments, net of tax. The components of comprehensive income, net of tax, for the quarters ended March 31, 2011 and 2010 were as follows (in millions):

	2011	2010

Net income	$65.5	$191.6
Other comprehensive income:
Net change in fair value of derivatives	2.9	(1.4)
Reclassification of gains and losses on derivative instruments from other comprehensive income into net income	(.8)	(1.3)
Net other comprehensive income (loss)	2.1	(2.7)
Comprehensive income	67.6	188.9
Comprehensive income attributable to noncontrolling interests	(.9)	(1.8)
Comprehensive income attributable to Ensco	$66.7	$187.1